Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual) [Abstract]
Interest Income on related party loans	$ 2,000,000	$ 1,700,000
Capital lease	7,609,000	7,868,000
Lease Two [Member]
Related Party Transactions (Textual) [Abstract]
Capital lease	4,700,000
Lease Three [Member]
Related Party Transactions (Textual) [Abstract]
Capital lease	$ 2,900,000